Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2015
Notes Receivable and Accounts Receivable, Net [Abstract]
Summary of accounts receivable, net
	December 31, 2015	December 31, 2014
Accounts receivable	$8,874,559	$6,843,251
Less: Allowance for doubtful accounts	(22,535)	(23,799)
Accounts receivable, net	$8,852,024	$6,819,452

Schedule of changes in allowance for doubtful accounts
	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Balance, beginning of the year	$23,799	$28,872
Provision for doubtful accounts	-	145,076
Uncollectible receivables written-off	-	(149,975)
Translation adjustments	(1,264)	(174)
Balance, end of the year	$22,535	$23,799